SHARE-BASED COMPENSATION - Options Granted to Employees (Details)	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares
Number of options
Granted (in shares)		0		0	0	0
Exercised (in shares)		0		0	0	0
Minimum
Aggregate intrinsic value
Period over which unrecognized share-based compensation cost are expected to be recognized		1 year
Ordinary shares
Aggregate intrinsic value
Closing price of ordinary shares (in dollars per share) | $ / shares			$ 0
Options
Number of options
Outstanding at the end of the period (in shares)		19,000,349
Options | Employees
Number of options
Outstanding at the beginning of the period (in shares)		19,097,149		21,237,053	31,182,205	31,182,205
Forfeited (in shares)		(96,800)		(2,139,904)	(9,945,152)	(9,945,152)
Outstanding at the end of the period (in shares)		19,000,349		19,097,149	21,237,053	21,237,053	31,182,205
Exercisable at the end of the period (in shares)			19,097,149		13,529,251			19,000,349
Weighted average Exercise price
Outstanding at the beginning of the period (in dollars per shares) | $ / shares	$ 0.10		$ 0.11		$ 0.10
Forfeited (in dollars per shares) | $ / shares	0.07		0.18		0.08
Outstanding at the end of the period (in dollars per shares) | $ / shares	0.10		0.10		0.11		$ 0.10
Exercisable at the end of the period (in dollars per shares) | $ / shares	$ 0.10		$ 0.10		$ 0.11
Weighted average remaining contractual term (Years)
Outstanding at the end of the period		4 years 1 month 9 days		4 years 10 months 24 days	5 years 4 months 24 days	5 years 4 months 24 days	7 years 2 months 23 days
Exercisable at the end of the period		4 years 1 month 9 days		4 years 10 months 24 days	5 years 4 months 24 days	5 years 4 months 24 days
Aggregate intrinsic value
Outstanding at the beginning of the period (in dollars) | $					$ 1,350
Outstanding at the end of the period (in dollars) | $							$ 1,350
Total intrinsic value of stock options exercised | ¥		¥ 0		¥ 0		¥ 0
Unrecognized share-based compensation cost (in CNY or dollars) | ¥								¥ 0
Total fair value of options vested | ¥		¥ 0		¥ 0		¥ 649,000